Earnings per share (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Earnings per share [line items]
Profit/loss attributable to shareholders of Novartis AG | $	$ 8,072	$ 11,732	$ 12,611
Weighted average number of shares outstanding used in the basic earnings per share | shares	2,277	2,291	2,319
Adjustment for vesting of restricted shares, restricted share units and dilutive shares from options | shares	19	28	25
Weighted average number of shares in diluted earnings per share | shares	2,296	2,319	2,344
Basic earnings per share, Continuing operations	$ 3.55	$ 3.12	$ 5.52
Basic earnings per share, Discontinued operations		2.00	(0.08)
Total basic earnings per share	3.55	5.12	5.44
Diluted earnings per share, Continuing operations	3.52	3.08	5.46
Diluted earnings per share, Discontinued operations		1.98	(0.08)
Total diluted earnings per share	$ 3.52	$ 5.06	$ 5.38
Options excluded from the calculation	0	0	0
Continuing operations [member]
Earnings per share [line items]
Profit/loss attributable to shareholders of Novartis AG | $	$ 8,072	$ 7,142	$ 12,797
Discontinued operations [member]
Earnings per share [line items]
Profit/loss attributable to shareholders of Novartis AG | $		$ 4,590	$ (186)